Regulatory Matters (Compliance with Minimum Capital Requirements (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Consolidated Entities [Member]
Tangible Capital [Abstract]
Common Equity Tier 1 Capital	$ 72,202
Common Equity Tier 1 Capital (to Risk-Weighted Assets)	16.30%
Common Equity Tier 1 Capital, minimum capital requirement	$ 19,951
Common Equity Tier 1 Capital, minimum capital requirement (to Risk-Weighted Assets)	4.50%
Total Capital (to Risk- Weighted Assets)
Total capital	$ 75,517	$ 71,742
Total capital (to Risk-Weighted Assets)	17.00%	15.80%
Total capital - minimum capital requirement	$ 35,469	$ 36,307
Total capital - minimum required to be well capitalized under prompt corrective action provisions	8.00%	8.00%
Tier I Capital (to Risk- Weighted Assets)
Tier I capital	$ 72,202	$ 67,863
Tear 1 capital (to risk-weighted assets)	16.30%	15.00%
Tier 1 capital - minimum capital requirement	$ 26,602	$ 18,154
Tier 1 capital - minimum required to be well capitalized under prompt corrective action provisions	6.00%	4.00%
Tier I Capital (to Average Assets)
Tier I Capital	$ 72,202	$ 67,863
Tier I Capital (to Average Assets)	11.70%	11.00%
Tier I Capital - minimum capital requirement	$ 24,704	$ 24,624
Tier I Capital - minimum required to be well capitalized under prompt corrective action provisions	4.00%	4.00%
Bank [Member]
Tangible Capital [Abstract]
Common Equity Tier 1 Capital	$ 70,428
Common Equity Tier 1 Capital (to Risk-Weighted Assets)	15.90%
Common Equity Tier 1 Capital, minimum capital requirement	$ 19,905
Common Equity Tier 1 Capital, minimum capital requirement (to Risk-Weighted Assets)	4.50%
Common Equity Tier 1 Capital, minimum required to be well capitalized under prompt corrective action provisions	$ 28,751
Common Equity Tier 1 Capital, minimum required to be well capitalized under prompt corrective action provisions (to Risk-Weighted Assets)	6.50%
Total Capital (to Risk- Weighted Assets)
Total capital	$ 74,307	$ 70,319
Total capital (to Risk-Weighted Assets)	16.80%	15.50%
Total capital - minimum capital requirement	$ 35,386	$ 36,191
Total capital - minimum required to be well capitalized under prompt corrective action provisions	8.00%	8.00%
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions	$ 44,233	$ 45,239
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier I Capital (to Risk- Weighted Assets)
Tier I capital	$ 70,428	$ 66,440
Tear 1 capital (to risk-weighted assets)	15.90%	14.70%
Tier 1 capital - minimum capital requirement	$ 26,540	$ 18,096
Tier 1 capital - minimum required to be well capitalized under prompt corrective action provisions	6.00%	4.00%
Tier 1 capital (to risk-weighted assets) minimum required to be well capitalized under prompt corrective action provisions	$ 35,386	$ 27,143
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions Ratio	8.00%	6.00%
Tier I Capital (to Average Assets)
Tier I Capital	$ 70,428	$ 66,440
Tier I Capital (to Average Assets)	11.80%	10.70%
Tier I Capital - minimum capital requirement	$ 23,978	$ 24,735
Tier I Capital - minimum required to be well capitalized under prompt corrective action provisions	4.00%	4.00%
Tier I Capital (to Average Assets) - minimum required to be well capitalized under prompt corrective action provisions	$ 29,972	$ 30,919
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions Ratio	5.00%	5.00%